Ferring Asset Purchase Agreement and Discontinued Operations (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Gain on Sale of Purchased Assets
The total gain on sale of the Purchased Assets to Ferring consisted of the following (in thousands):

Upfront payment received	$11,500
Transition services payments	500
Payment received for inventory	709
Total proceeds from sale	$12,709
Carrying value of assets sold in sale	(1,578)
Liabilities transferred upon sale	1,186
Total gain on sale of Purchased Assets	$12,317

The Ferring Asset Purchase Agreement was treated as a sale of a business and the total proceeds from the sale were allocated to the Purchased Assets. The total gain on sale of the Purchased Assets to Ferring consisted of the following:

Upfront payment received	$11,500
Transition services payments	500
Payment received for inventory	709
Total proceeds from sale	$12,709
Carrying value of assets sold in sale	(1,578)
Liabilities transferred upon sale	1,186
Total gain on sale of Purchased Assets	$12,317

Schedule of Carrying Amounts of Assets and Liabilities and Operating Results of Discontinued Operations
The operating results related to discontinued operations during the three and nine months ended September 30, 2018 and 2017 are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Product sales	$—	$—	$—	$143
Royalty revenue	—	—	—	368
Cost of goods sold	—	—	(24)	(74)
Operating expenses	—	(73)	—	(821)
Other expense	—	—	—	(16)
Gain on sale	—	250	—	12,317
Income (loss) from discontinued operations	$—	$177	$(24)	$11,917

The Company had no assets and liabilities presented as discontinued operations as of December 31, 2017. The carrying amounts of the assets and liabilities of the Company’s discontinued operations as of December 31, 2016 are as follows (in thousands):

December 31, 2016
Accounts receivable	$530
Inventories	764
Prepaid expenses and other current assets	76
Current assets of discontinued operations	1,370
Property and equipment, net	842
Total assets of discontinued operations	$2,212

Accounts payable	197
Accrued expenses	1,737
Total liabilities of discontinued operations	$1,934
The operating results of the Company’s discontinued operations are as follows (in thousands):

	Year Ended December 31,
	2017	2016
Product sales	$143	$675
Royalty revenue	368	1,088
License fee revenue	—	4,000
Cost of goods sold	(74)	(511)
Cost of Sandoz rights	(10)	(3,380)
Operating expenses	(658)	(1,606)
Other expense	(16)	(40)
Gain on sale	12,317	—
Income from discontinued operations	$12,070	$226